UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22193

AIP Multi-Strategy Fund P

(Exact name of registrant as specified in charter)

100 Front Street, Suite 400

West Conshohocken, PA 19428

(Address of principal executive offices) (Zip Code)

Kara Fricke, Esq.

Morgan Stanley Investment Management Inc.

1633 Broadway

New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-260-7600

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2022

Item 1. Proxy Voting Record.

The registrant invests substantially all of its assets in AIP Multi-Strategy Fund A (CIK 0001428690, Investment Company Act File number 811-22192), the “Master Fund”. For the twelve-month period ended June 30, 2022 the Master Fund did not solicit any vote, proxy, or consent which required any of its investors, including the registrant, to take any action. If interested in the proxy voting record of the Master Fund, please see the Master Fund’s Form N-PX, filed with the Securities and Exchange Commission on August 29, 2022.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIP MULTI-STRATEGY FUND P

By:	/s/ John Gernon
Name: John H. Gernon
Title: Principal Executive Officer

Date:	August 29, 2022